Mortgage Servicing Rights - Schedule of Assumptions in Estimating the Fair Value of Mortgage Servicing Rights (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transfers and Servicing [Abstract]
Prepayment speed	7.92%	7.18%
Weighted-average life (in years)	8 years 6 months 18 days	8 years 11 months 23 days
Weighted-average note rate	4.73%	4.34%
Weighted-average discount rate	9.00%	9.00%